Financial Risks (Details) - Schedule of contractual obligations - CAD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Risks (Details) - Schedule of contractual obligations [Line Items]
Accounts payable and accrued liabilities	$ 1,182,449	$ 262,125
Due to related parties	110,274
Loan payable	201,157
Derivative liability	286,997
Total	1,780,877
Less than 1 year [Member]
Financial Risks (Details) - Schedule of contractual obligations [Line Items]
Accounts payable and accrued liabilities	1,182,449
Due to related parties	110,274
Loan payable	201,157
Derivative liability	286,997
Total	1,780,877
1 to 3 years [Member]
Financial Risks (Details) - Schedule of contractual obligations [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Loan payable
Derivative liability
Total
3 to 5 years [Member]
Financial Risks (Details) - Schedule of contractual obligations [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Loan payable
Derivative liability
Total